Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Share Capital [Member]		Share Premium [Member]	Reserve for shared-based payment transactions	Adjustments arising from translating financial statements from functional currency to presentation currency	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2017		$ 171		$ 65,951	$ 3,889	$ (2,188)	$ (55,102)	$ 12,721
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss							(6,479)	(6,479)
Expiration of share options				1,242	(1,242)
Cost of share-based payment					710			710
Ending Balance at Dec. 31, 2018		171		67,193	3,357	(2,188)	(61,581)	6,952
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss							(10,328)	(10,328)
Issuance of shares, net	[1]	62		26,271				26,333
Expiration of share options				185	(185)
Cost of share-based payment					1,263			1,263
Ending Balance at Dec. 31, 2019		233		93,649	4,435	(2,188)	(71,909)	24,220
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss							(5,385)	(5,385)
Forfeiture of share options			[2]		(187)			(187)
Exercise of share options				466	(466)
Expiration of share options				1,020	(1,020)
Cost of share-based payment					986			986
Ending Balance at Dec. 31, 2020		$ 233		$ 95,135	$ 3,748	$ (2,188)	$ (77,294)	$ 19,634

[1]	Net of issuance expenses of $ 2,290.
[2]	Represents amounts less than $ 1.